Inventory (Detail) - Schedule of inventory, current (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw material	$ 29,711	$ 28,667	$ 160,302
Work in progress	585,435	436,980	575,067
Finished goods	2,163,481	1,382,434	282,335
	$ 2,778,627	$ 1,848,081	$ 1,017,704